Intangible assets, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 IPR&D CNY	Dec. 31, 2011 IPR&D CNY	Dec. 31, 2012 Copyrights CNY	Dec. 31, 2011 Copyrights CNY	Dec. 31, 2012 Game engine CNY	Dec. 31, 2011 Game engine CNY	Dec. 31, 2012 Non-compete agreements CNY	Dec. 31, 2011 Non-compete agreements CNY	Dec. 31, 2012 Trade mark CNY	Dec. 31, 2011 Trade mark CNY	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2012 Completed game CNY	Dec. 31, 2011 Completed game CNY	Dec. 31, 2012 Online game development costs CNY	Dec. 31, 2011 Online game development costs CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Intangible assets, net
Gross Carrying Amount		397,685,002	372,883,483	48,194,596	62,600,828	89,661,251	71,586,613	36,817,757	35,649,330	27,899,685	27,919,584	58,937,020	58,981,805	7,213,530	7,213,530	79,392,785	65,239,189	47,895,378	42,019,604	1,673,000	1,673,000
Accumulated Amortization		(155,819,668)	(99,689,994)			(41,138,545)	(24,213,208)	(17,854,089)	(10,703,646)	(25,270,010)	(18,983,614)	(15,341,378)	(15,341,378)	(7,213,530)	(7,213,530)	(31,166,571)	(14,209,978)	(16,558,170)	(7,810,565)	(1,277,375)	(1,214,075)
Impairment		(12,851,779)										(1,649,923)				(2,122,400)		(9,079,456)
Net Carrying Amount	$ 36,759,210	229,013,555	273,193,489	48,194,596	62,600,828	48,522,706	47,373,405	18,963,668	24,945,684	2,629,675	8,935,970	41,945,719	43,640,427			46,103,814	51,029,211	22,257,752	34,209,039	395,625	458,925